Note 12 - Non-controlling Interests - Cash Flows of U.S. Goldmining (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Cash used in investing activities	$ 2,036	$ (1,044)
Cash generated from financing activities	34,381	13,352
Effect of exchange rate changes on cash	(204)	515
Net increase (decrease) in cash and cash equivalents and restricted cash	12,995	(9,705)
Beginning of year	12,002	21,707
End of year	24,997	12,002
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Cash used in operating activities	(8,114)	(10,506)
Cash used in investing activities	0	(235)
Cash generated from financing activities	12,757	600
Effect of exchange rate changes on cash	(56)	228
Net increase (decrease) in cash and cash equivalents and restricted cash	4,587	(9,913)
Beginning of year	5,666	15,579
End of year	$ 10,253	$ 5,666